INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before income taxes	$ 24,429	$ 36,201	$ 31,743
Statutory tax rate	24.00%	25.00%	26.50%
Theoretical income tax expense	$ 5,863	$ 9,050	$ 8,412
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(5,050)	(72)	(771)
Deferred taxes on losses for which valuation allowance was provided, net			(1,713)
Non-deductible expenses	2,081	2,569	2,295
Unrecognized tax benefits	645	81	8
Foreign and preferred enterprise tax rates differential	(1,792)	(3,468)	(2,303)
Impact of Tax Cuts and Jobs Act of 2017	6,492
Other	175	(83)	21
Income tax expense	$ 8,414	$ 8,077	$ 5,949